Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per ordinary share
Schedule of computation for basic and diluted net income per ordinary share

	Years ended December 31,
($ in thousands, except share data)	2023	2022	2021

Net income/(loss) attributable to Burford Capital Limited shareholders	610,522	30,506	(28,751)

Net income/(loss) attributable to Burford Capital Limited shareholders per ordinary share:
Basic	2.79	0.14	(0.13)
Diluted	2.74	0.14	(0.13)

Weighted average ordinary shares outstanding:
Basic	218,865,816	218,757,232	219,049,877
Dilutive effect of share-based awards	4,149,074	3,045,254	-
Diluted	223,014,890	221,802,486	219,049,877